TAXATION	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
TAXATION
18.	TAXATION

Cayman Islands

Under the current laws of the Cayman Islands, the Company and subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands (“BVI”)

Under the current laws of the BVI, subsidiaries incorporated in the BVI are not subject to tax on income or capital gains. In addition, upon payments of dividends by these companies to their shareholders, no BVI withholding tax will be imposed.

Hong Kong

Under the Hong Kong tax laws, subsidiaries in Hong Kong are subject to the Hong Kong profits tax rate at 16.5% and they are exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends. No provision for Hong Kong profits tax has been made in the financial statements as the subsidiaries in Hong Kong have no assessable profits for the three years ended December 31, 2015.

United States of America

Subsidiaries incorporated in the United States of America do not conduct any substantive operations of their own. No provision for United States of America income tax has been made in the financial statements as these subsidiaries have no assessable income for the three years ended December 31, 2015. In addition, as these entities were in a loss position, no withholding tax on the undistributed earnings was recognized as of December 31, 2014 and 2015. In 2011, Best Work acquired a property in New York, the United States of America which served as the Group’s global training facility and claimed certain business expense deductions on its United States of America tax return. As Best Work currently has no operating activities, the respective business expense deductions may be denied by the United States of America federal and New York state tax authorities. As of December 31, 2014 and 2015, US$5,059 and US$8,526, respectively, of unrecognized tax benefits had been recognized, which was fully offset by the deferred tax assets arising from net operating losses.

Singapore

A subsidiary was incorporated in Singapore in November 2014 and does not conduct any substantive operations of its own. No provision for Singapore profits tax has been made in the financial statements as this entity has no assessable profits for the years ended December 31, 2014 and 2015.

China

In March 2007, a new enterprise income tax law (the “New EIT Law”) in the PRC was enacted which became effective on January 1, 2008. The New EIT Law applies a unified 25% enterprise income tax (“EIT”) rate to both foreign invested enterprises and domestic enterprises, unless a preferential EIT rate is otherwise stipulated. On April 14, 2008, relevant governmental regulatory authorities released further qualification criteria, application procedures and assessment processes for meeting the High and New Technology Enterprise (“HNTE”) status under the New EIT Law which would entitle qualified and approved entities to a favorable EIT tax rate of 15%. In April 2009, the State Administration for Taxation (“SAT”) issued Circular Guoshuihan [2009] No. 203 (“Circular 203”) stipulating that entities which qualified for the HNTE status should apply with in-charge tax authorities to enjoy the reduced EIT rate of 15% provided under the New EIT Law starting from the year when the new HNTE certificate becomes effective. The HNTE certificate is effective for a period of three years and can be renewed for another three years. Subsequently, an entity needs to re-apply for the HNTE status in order to be able to enjoy the preferential tax rate of 15%.

The HNTE certificates for SouFun Network, SouFun Media, Beijing Zhong Zhi Shi Zheng, and Beijing JTX Technology expired on May 27, 2012. The HNTE certificates for Beijing Technology expired on June 12, 2012. The Company applied for renewal of the HNTE certificates for these subsidiaries, which would enable them to continue qualifying for the preferential tax rates in years 2012, 2013 and 2014. The approval for the renewal of the HNTE certificates for the five subsidiaries was published on the Beijing Municipal Science & Technology Commission’s website between April and October 2012 and the Company received the renewed HNTE certificates between May and November 2012. Therefore, SouFun Media, Beijing Zhong Zhi Shi Zheng, SouFun Network, Beijing Technology and Beijing JTX Technology were entitled to the preferential tax rate of 15% for 2012, 2013 and 2014. The Company re-applied for the HNTE status for the abovementioned five subsidiaries andnewly applied for the HNTE status for Hong An Tu Sheng in 2015 and received the new HNTE certificates in November 2015. Therefore, these six subsidiaries can enjoy the preferential tax rate of 15% in years 2015, 2016 and 2017. Although Hong An Tu Sheng obtained the HNTE certificate, it is entitled to the preferential tax rate of 12.5% in 2015 as it had previously obtained the Software Enterprise status, which entitles it to a “two-year exemption, three-year 50% reduction” holiday beginning January 1, 2011.

If any entities fail to maintain the HNTE qualification under the New EIT Law, they will no longer qualify for the preferential tax rate of 15%, which could have a material and adverse effect on the Group’s results of operations and financial position provided that they do not qualify for any other preferential tax treatment. Historically, the abovementioned PRC subsidiaries have successfully obtained or renewed the HNTE certificates when the previous certificates had expired.

Subsequent to government approval in May 2014, Beijing Li Man Wan Jia, Beijing Zhong Zhi Xun Bo and Beijing Hua Ju Tian Xia obtained the Software Enterprise status with effect from January 1, 2013. Accordingly, these three subsidiaries are entitled to the two-year EIT exemption for years 2013 and 2014 and a reduced EIT rate of 12.5% for years 2015, 2016 and 2017. As a result, current income tax expense of US$5,209 was reversed in the year ended December 31, 2014, due to the cumulative effect of applying the statutory tax rate of 25% during the year ended December 31, 2013.

Moreover, the current EIT Law treats enterprises established outside of China with “effective management and control” located in the PRC as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising overall management and control over the business, personnel, accounting, properties, etc. of an enterprise. The Company, if considered a PRC resident enterprise for tax purposes, would be subject to the PRC EIT at the rate of 25% on its worldwide income for the period after January 1, 2008. As of December 31, 2015, the Company had not accrued for PRC tax on such basis. The Company will continue to monitor its tax status.

Income (loss) before income taxes consisted of:

	For the Years Ended December 31,
	2013	2014	2015
	US$	US$	US$
PRC	390,488	365,370	(5,008)
Non-PRC	(22,045)	(30,544)	(16,030)

	368,443	334,826	(21,038)

Income tax expenses (benefits) comprised:

	For the Years Ended December 31,
	2013	2014	2015
	US$	US$	US$
Current tax expense	54,299	54,270	26,456
Deferred tax expense (benefit)	15,482	27,339	(32,361)

	69,781	81,609	(5,905)

A reconciliation between the amount of income tax expenses (benefits) and the amount computed by applying the PRC statutory tax rate to income (loss) before income taxes was as follows:

	For the Years Ended December 31,
	2013	2014	2015
	US$	US$	US$
Income (loss) before income taxes	368,443	334,826	(21,038)
Income tax at applicable tax rate of 25%	92,111	83,707	(5,260)
Effect of international tax rate differences	1,384	4,208	847
Non-deductible expenses	2,931	5,769	2,145
Effect of tax holidays or preferential tax rates	(45,902)	(54,757)	(5,985)
Effect of tax rate changes	(15,101)	(4,769)	-
Investment basis difference in the PRC Domestic Entities	1,537	3,884	(335)
Withholding tax	28,632	23,164	(30,578)
Research and development super-deduction	(561)	(2,284)	(1,667)
Changes in valuation allowance	4,283	(82)	28,041
Unrecognized tax benefits	(3,120)	393	(8,133)
Changes in interest and penalties on unrecognized tax benefits	2,465	17,808	15,020

	69,781	81,609	(5,905)

A roll-forward of unrecognized tax benefits, exclusive of related interest and penalties, was as follows:

	As of December 31,
	2013	2014	2015
	US$	US$	US$

Balance at beginning of year	15,336	24,756	50,983
Increase relating to prior year tax positions	12,358	26,307	32,227
Increase relating to current year tax positions	-	-	5,124
Decrease relating to reversal of prior years’ tax position	-	-	(14,059)
Decrease relating to expiration of applicable statute of limitations	(3,510)	-	(1,787)
Foreign currency translation adjustments	572	(80)	(2,192)

Balance at end of year	24,756	50,983	70,296

As of December 31, 2014 and 2015, the Group had recorded US$75,483 and US$104,211 as an accrual for unrecognized tax benefits and related interest and penalties, respectively, which is included in the account of “accrued expenses and other liabilities”. As of December 31, 2014 and 2015, unrecognized tax benefits of US$40,631 and US$61,770, respectively, would impact the effective tax rate if recognized. The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statute of limitations. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. The amount of unrecognized tax benefits may change in the next twelve months, pending clarification of current tax law or audit by the tax authorities. However, a reliable estimate of the range of the possible change cannot be made at this time.

For the years ended December 31, 2013, 2014, and 2015, the Company recognized US$2,465, US$17,808 and US$15,020 in income tax expenses for interest and penalties related to uncertain tax positions. Accrued interest and penalties related to unrecognized tax benefits were US$29,613 and US$42,441 as of December 31, 2014 and 2015, respectively.

The Company’s PRC entities have been subject to the New EIT Law since January 1, 2008. The PRC tax authorities, US tax authorities and Hong Kong tax authorities have up to five years, three years and six years, respectively, to conduct examinations of the Company’s tax filings. Accordingly, the PRC subsidiaries’ tax years 2011 through 2015, the US subsidiaries’ tax years 2013 through 2015 and the Hong Kong subsidiaries’ tax years 2010 through 2015 remain open to examination by the respective taxing jurisdictions.

The aggregate amount and per share effect of tax holidays and preferential tax rates were as follows:

	For the Years Ended December 31,
	2013	2014	2015
	US$	US$	US$

The aggregate amount	(45,902)	(54,757)	(5,985)
The aggregate effect on basic and diluted earnings per share for Class A and Class B ordinary shares:
-Basic	0.59	0.67	0.07
-Diluted	0.54	0.59	0.07

The components of deferred taxes were as follows:

	As of December 31,
	2014	2015
	US$	US$

Deferred tax assets, current
Accrued expenses	2,991	-

Total deferred tax assets, current	2,991	-

Deferred tax assets, non-current
Net operating losses	7,109	34,807
Share based compensation	-	4,263
Less: Valuation allowance	(5,539)	(33,580)

Total deferred tax assets, non-current, net	1,570	5,490

Deferred tax liabilities, non-current
Investment basis in the PRC entities	(95,199)	(62,224)
BaoAn Acquisition – Property	(15,827)	(14,407)

Deferred tax liabilities, non-current	(111,026)	(76,631)

As of December 31, 2015, the Company had net operating losses from several of its PRC entities of US$6,711, which can be carried forward to offset future taxable profit. The net operating loss carryforwards as of December 31, 2015 will expire in years 2016 to 2020 if not utilized.

Deferred tax liabilities arising from undistributed earnings

As of December 31, 2014 and 2015, a portion of the aggregate undistributed earnings of the PRC subsidiaries that were available for distribution to non-PRC parent companies was not considered to be indefinitely reinvested under ASC 740-30, “Income Taxes: Other Consideration or Special Areas”. In accordance with the New EIT Law, a withholding income tax will be imposed on the PRC subsidiaries when dividends are distributed to their non-PRC parent companies. The withholding tax rate is 10% unless a foreign investor’s tax jurisdiction has a tax treaty with the PRC that provides for a lower withholding tax rate and the foreign investor is recognized as the beneficial owner of the income under the relevant tax rules. Deferred tax liabilities amounting to US$59,294 and US$28,716 were provided for the withholding tax of the PRC entities as of December 31, 2014 and 2015, respectively.

In September 2013, the PRC tax bureau granted SouFun Media and SouFun Network a reduced withholding tax rate of 5% on earnings to be distributed between years 2013 and 2015. Therefore, deferred tax liabilities related to the undistributed earnings of SouFun Media and SouFun Network amounting to US$15,101 were reversed during the year ended December 31, 2013. SouFun Media and SouFun Network have no plans to distribute dividend in 2015 and there is uncertainty whether Bravo Work Investments Limited could continue to enjoy the preferential withholding tax rate of 5% from 2016. As such, withholding tax rate of 10% was applied to calculate the deferred tax liability on the undistributed earnings of SouFun Media and SouFun Network for 2015.

The deferred tax liabilities arising from the aggregate undistributed earnings of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries that are available for distribution to the PRC tax resident parent companies, that is, the WOFEs, amounted to US$35,905 and US$33,508 as of December 31, 2014 and 2015, respectively.

As of December 31, 2014 and 2015, the Company did not provide for deferred tax liabilities and foreign withholding taxes on certain undistributed earnings of its PRC subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries that were available for distribution to non-PRC parent companies on the basis of its intent to permanently reinvest these foreign subsidiaries’ earnings. The cumulative amount of such temporary difference was US$100,824 and US$475,620 as of December 31, 2014 and 2015, respectively. The amount of the unrecognized deferred tax liability for temporary differences related to investments in PRC subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries that are essentially permanent in duration was US$10,082 and US$47,562 as of December 31, 2014 and 2015, respectively.